ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 28, 2013
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Successor
Balance at December 28, 2012	Charged to Expense	Deductions	Balance at June 28, 2013
$528	$1,214	$(136)	$1,606